Point Bridge America First ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace/Defense - 3.0%
HEICO Corporation	677	$177,022
HEICO Corporation - Class A	860	175,234
Howmet Aerospace, Inc.	1,742	174,635
Lockheed Martin Corporation	286	167,184
		694,075

Agriculture - 0.7%
Altria Group, Inc.	3,075	156,948

Airlines - 1.7%
Delta Air Lines, Inc.	3,942	200,214
Southwest Airlines Company	6,268	185,721
		385,935

Banks - 5.0%
Bank of America Corporation	4,177	165,743
Fifth Third Bancorp	3,968	169,989
First Citizens BancShares, Inc. - Class A	81	149,117
Huntington Bancshares, Inc.	11,414	167,786
PNC Financial Services Group, Inc.	924	170,801
Regions Financial Corporation	7,516	175,348
Truist Financial Corporation	3,728	159,447
		1,158,231

Beverages - 1.4%
Keurig Dr Pepper, Inc.	4,475	167,723
Monster Beverage Corporation (a)	3,040	158,597
		326,320

Biotechnology - 0.7%
Amgen, Inc.	470	151,439

Building Materials - 2.9%
Builders FirstSource, Inc. (a)	1,031	199,869
CRH PLC	1,985	184,089
Martin Marietta Materials, Inc.	276	148,557
Vulcan Materials Company	590	147,754
		680,269

Chemicals - 4.3%
Celanese Corporation	1,192	162,064
CF Industries Holdings, Inc.	2,143	183,869
Dow, Inc.	3,019	164,928
Ecolab, Inc.	662	169,029
LyondellBasell Industries NV - Class A	1,662	159,386
Westlake Corporation	1,144	171,932
		1,011,208

Commercial Services - 4.5%
Cintas Corporation	832	171,292
Equifax, Inc.	552	162,211
Global Payments, Inc.	1,641	168,071
Quanta Services, Inc.	651	194,096
Rollins, Inc.	3,270	165,396
United Rentals, Inc.	233	188,667
		1,049,733

Distribution/Wholesale - 2.1%
Copart, Inc. (a)	3,034	158,982
Fastenal Company	2,332	166,551
Watsco, Inc.	335	164,780
		490,313

Diversified Financial Services - 6.1%
Apollo Global Management, Inc.	1,515	189,239
Blue Owl Capital, Inc.	9,651	186,843
Charles Schwab Corporation	2,476	160,469
Interactive Brokers Group, Inc. - Class A	1,394	194,268
Intercontinental Exchange, Inc.	1,048	168,351
LPL Financial Holdings, Inc.	792	184,243
Rocket Companies, Inc. - Class A (a)	9,095	174,533
Synchrony Financial	3,491	174,131
		1,432,077

Electric - 9.9%
Ameren Corporation	1,903	166,436
American Electric Power Company, Inc.	1,542	158,209
CenterPoint Energy, Inc.	5,799	170,607
Constellation Energy Corporation	939	244,159
Dominion Energy, Inc.	2,799	161,754
Duke Energy Corporation	1,378	158,884
Entergy Corporation	1,300	171,093
Evergy, Inc.	2,609	161,784
Exelon Corporation	4,049	164,187
FirstEnergy Corporation	3,678	163,119
PPL Corporation	5,123	169,469
Southern Company	1,771	159,709
Vistra Corporation	2,167	256,876
		2,306,286

Electrical Components & Equipment - 1.4%
AMETEK, Inc.	1,027	176,346
Emerson Electric Company	1,437	157,165
		333,511

Electronics - 1.5%
Garmin, Ltd.	932	164,060
Hubbell, Inc.	428	183,334
		347,394

Food - 1.3%
Sysco Corporation	2,046	159,711
Tyson Foods, Inc. - Class A	2,563	152,652
		312,363

Gas - 0.7%
Atmos Energy Corporation	1,208	167,562

Hand/Machine Tools - 0.8%
Stanley Black & Decker, Inc.	1,592	175,327

Healthcare-Products - 2.8%
Abbott Laboratories	1,410	160,754
Cooper Companies, Inc. (a)	1,683	185,702
STERIS PLC	647	156,924
Zimmer Biomet Holdings, Inc.	1,421	153,397
		656,777

Home Builders - 2.9%
DR Horton, Inc.	884	168,641
Lennar Corporation - Class A	900	168,732
Lennar Corporation - Class B	969	167,579
NVR, Inc. (a)	18	176,612
		681,564

Household Products/Wares - 0.7%
Kimberly-Clark Corporation	1,121	159,496

Insurance - 4.3%
Allstate Corporation	888	168,409
Berkshire Hathaway, Inc. - Class B (a)	367	168,915
Chubb, Ltd.	579	166,978
Cincinnati Financial Corporation	1,204	163,889
Travelers Companies, Inc.	732	171,376
W R Berkley Corporation	2,844	161,340
		1,000,907

Internet - 0.9%
Robinhood Markets, Inc. - Class A (a)	8,776	205,534

Iron/Steel - 2.1%
Nucor Corporation	1,038	156,053
Reliance, Inc.	547	158,198
Steel Dynamics, Inc.	1,293	163,021
		477,272

Machinery-Construction & Mining - 0.8%
Caterpillar, Inc.	489	191,258

Machinery-Diversified - 0.8%
Deere & Company	443	184,877

Media - 0.6%
Charter Communications, Inc. - Class A (a)	421	136,438

Miscellaneous Manufacturing - 1.6%
Carlisle Companies, Inc.	396	178,101
Parker-Hannifin Corporation	302	190,810
		368,911

Oil & Gas - 7.1%
ConocoPhillips	1,484	156,235
Coterra Energy, Inc.	6,507	155,843
Devon Energy Corporation	3,669	143,531
Diamondback Energy, Inc.	830	143,092
EOG Resources, Inc.	1,277	156,982
Hess Corporation	1,142	155,084
Marathon Oil Corporation	5,891	156,877
Marathon Petroleum Corporation	953	155,253
Occidental Petroleum Corporation	2,722	140,292
Phillips 66	1,172	154,059
Valero Energy Corporation	1,056	142,592
		1,659,840

Packaging & Containers - 1.5%
Amcor PLC	14,932	169,180
Smurfit WestRock PLC	3,756	185,621
		354,801

Pipelines - 3.7%
Cheniere Energy, Inc.	890	160,058
Kinder Morgan, Inc.	7,593	167,729
ONEOK, Inc.	1,958	178,432
Targa Resources Corporation	1,203	178,056
Williams Companies, Inc.	3,720	169,818
		854,093

Private Equity - 1.6%
Blackstone, Inc.	1,180	180,693
KKR & Company, Inc.	1,446	188,819
		369,512

REITS - 4.3%
Alexandria Real Estate Equities, Inc.	1,385	164,469
Extra Space Storage, Inc.	952	171,541
Invitation Homes, Inc.	4,410	155,497
Public Storage	504	183,390
VICI Properties, Inc.	4,982	165,950
Weyerhaeuser Company	4,948	167,539
		1,008,386

Retail - 7.4%
AutoZone, Inc. (a)	50	157,502
Dollar General Corporation	1,293	109,349
Dollar Tree, Inc. (a)	1,575	110,754
Ferguson Enterprises, Inc.	764	151,707
Genuine Parts Company	1,100	153,648
Home Depot, Inc.	442	179,098
Lowe's Companies, Inc.	653	176,865
O'Reilly Automotive, Inc. (a)	139	160,072
Tractor Supply Company	620	180,377
Walmart, Inc.	2,293	185,160
Yum! Brands, Inc.	1,160	162,064
		1,726,596

Software - 2.9%
Bentley Systems, Inc. - Class B	3,410	173,262
Paychex, Inc.	1,233	165,456
Roper Technologies, Inc.	293	163,037
Workday, Inc. - Class A (a)	730	178,419
		680,174

Telecommunications - 0.7%
Motorola Solutions, Inc.	383	172,208

Transportation - 4.1%
CSX Corporation	4,607	159,080
FedEx Corporation	537	146,966
JB Hunt Transport Services, Inc.	960	165,437
Old Dominion Freight Line, Inc.	805	159,905
Union Pacific Corporation	654	161,198
United Parcel Service, Inc. - Class B	1,226	167,153
		959,739

Water - 0.7%
American Water Works Company, Inc.	1,066	155,892
TOTAL COMMON STOCKS (Cost $18,062,492)		23,183,266

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.82% (b)	95,551	95,551
TOTAL SHORT-TERM INVESTMENTS (Cost $95,551)		95,551

TOTAL INVESTMENTS - 99.9% (Cost $18,158,043)		23,278,817
Other Assets in Excess of Liabilities - 0.1%		12,268
TOTAL NET ASSETS - 100.0%		$23,291,085

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Point Bridge America First ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,183,266	$–	$–	$23,183,266
Money Market Funds	95,551	–	–	95,551
Total Investments	$23,278,817	$–	$–	$23,278,817

Refer to the Schedule of Investments for further disaggregation of investment categories.